Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income (loss)	$ 179,635	$ 60,538	$ (2,709)
Non-cash items:
Depreciation and amortization	73,760	53,292	50,973
(Gain) loss on sale of vessels (note 21)	(771)	(9,955)	71
Unrealized gain on derivative instruments	(8,193)	(8,281)	(8,363)
Equity income	(14,411)	(5,228)	(854)
Other	2,266	(1,450)	1,513
Change in operating assets and liabilities (note 19)	(25,880)	(50,904)	(6,633)
Expenditures for dry docking	(39,617)	(17,072)	(19,245)
Net operating cash flow	166,789	20,940	14,753
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	688,695	98,796	59,179
Repayments of long-term debt	(40,029)	(20,367)	(25,246)
Prepayment of long-term debt	(191,592)	(167,000)	(25,000)
Net advances from affiliates (note 3)	(825)	(17,376)	1,576
Equity contribution from Teekay Corporation		1,267
Cash dividends paid	(15,139)	(10,165)	(10,030)
Proceeds from equity offerings, net of offering costs (note 4)	242,264	111,190
Net financing cash flow	648,800	6,405	(9,648)
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment (note 21)	11,080	154,000	9,114
Expenditures Principal Maritime Vessel acquisitions (note 21)	(612,000)
Expenditures for vessels and equipment	(236,229)	(2,084)	(1,904)
Deposit for vessel purchase (note 21)		(3,700)
Investment in term loans (note 6)		1,179	(9,120)
Net investing cash flow	(881,969)	109,806	(5,800)
(Decrease) increase in cash and cash equivalents	(66,380)	137,151	(695)
Cash and cash equivalents, beginning of the year	162,797	25,646	26,341
Cash and cash equivalents, end of the year	96,417	162,797	25,646
SPT Explorer LLC And Navigator Spirit LLC [Member]
FINANCING ACTIVITIES
Acquisition of the SPT Explorer and Navigator Spirit from Teekay Offshore Partners L.P. (note 3)	(31,870)
Ship to Ship Transfer Business [Member]
INVESTING ACTIVITIES
Acquisition	(45,581)
Entities under Common Control [Member]
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs		10,368
Repayments of long-term debt	(4,632)	(3,309)	(3,309)
Prepayment of long-term debts of Entities under Common Control (note 3)			(5,000)
Equity contribution from Teekay Corporation to Entities under Common Control (note 3)	1,928	3,001	(1,818)
High-Q Joint Venture [Member]
INVESTING ACTIVITIES
Acquisition	1,000	1,950	$ (3,890)
Teekay Tanker Operations Ltd [Member]
INVESTING ACTIVITIES
Acquisition	$ (239)	(6,494)
Tanker Investments Ltd [Member]
INVESTING ACTIVITIES
Acquisition		$ (35,045)